INTEREST BEARING LOANS AND BORROWINGS - Summary of Movements in Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 2,325,575	$ 2,143,811
Long-term portion of debt at beginning of period	2,126,910	1,908,924
Proceeds	651,248	403,868
Repayments	(597,834)	(219,521)
Other		(15)
Debt issuance costs	(23,113)	(24,318)	$ (20,176)
Accrued interest expense	19,499	9,379	7,805
Debt at end of period	2,390,314	2,325,575
Short-term debt and current portion of long-term debt	277,854	198,665	$ 234,887
Long-term portion of debt at end of period	2,112,460	2,126,910
U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	2,130,814	2,089,931
Proceeds	651,248	250,687
Repayments	(597,834)	(209,804)
Other		0
Debt at end of period	2,184,228	2,130,814
Total U.S. dollar denominated fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	209,700	60,000
Proceeds	0	149,700
Repayments	0	0
Other		0
Debt at end of period	209,700	209,700
Secured borrowings
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	0	6,251
Proceeds	0	3,481
Repayments	0	(9,717)
Other		(15)
Debt at end of period	$ 0	$ 0